INFORMATION CONCERNING INDUSTRY SEGMENTS AND MAJOR CUSTOMERS (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 segment	Dec. 31, 2020 USD ($) Number segment	Dec. 31, 2019 USD ($) Number
Segment Reporting Information [Line Items]
Number of segments | segment	2	2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Electronics & Software Segment [Member]
Segment Reporting Information [Line Items]
Number of Customers		2	2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Electronics & Software Segment [Member] | Customer 1 [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage		18.70%	21.20%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Electronics & Software Segment [Member] | Customer 2 [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage		17.30%	16.20%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Services & Support Segment [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage		10.30%
Number of Customers		1
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Electronics & Software Segment [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage		17.00%
Number of Customers		1	2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Electronics & Software Segment [Member] | Customer 1 [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage			45.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Electronics & Software Segment [Member] | Customer 2 [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage			17.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Services & Support Segment [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage		38.00%
Number of Customers		1
Foreign Countries [Member]
Segment Reporting Information [Line Items]
Net long-lived assets | $		$ 49,000	$ 112,000
UNITED STATES | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage		87.00%	74.00%